Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock

Aberdeen Funds

Aberdeen Global Equity Fund

Supplement dated November 13, 2014 to the Statutory Prospectus dated February 28, 2014, as supplemented to date

The following replaces the Average Annual Returns table for the Aberdeen Global Equity Fund that starts on page 26 of the Statutory Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Global Equity Fund
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns-as of December 31, 2013
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.56%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.66%
Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.71%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%
Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.01%
Class R
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.51%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.89%
Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.82%